Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2017	2018
Accrued legal and professional fees	$598	$1,634
Accrued royalties	22	31
Accrued travel and entertainment	44	73
Other vendor accruals	379	824

Total accrued liabilities	$1,043	$2,562